Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
OPERATING ACTIVITIES:
Net income	$ 5,952	$ (2,384)
Adjustments to reconcile net income to net cash provided by operating activities:
Non cash adjustments	3,423	6,532
(Increase)/decrease in operating assets	(14,595)	4,486
Increase in operating liabilities	20,322	2,155
Payments For Dry Dock Special Survey Costs	(2,022)	(421)
Net cash provided by operating activities	13,080	10,368
INVESTING ACTIVITIES:
Acquisition of vessels, port terminals and other fixed assets, net	(7,298)	(3,637)
Acquisition of intangible assets	(2,092)	0
Net cash used in investing activities	(9,390)	(3,637)
FINANCING ACTIVITIES:
Proceeds from issuance of Senior Notes, including premium	93,375	0
Repayments of long-term debt	(16)	(19)
Payments of obligations under capital leases	(326)	(530)
Debt issuance costs	(2,806)	0
Net cash (used in)/provided by financing activities	90,227	(549)
Net increase in cash and cash equivalents	93,917	6,182
Cash and cash equivalents, beginning of year	45,538	40,529
Cash and cash equivalents, end of year	139,455	46,711
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	0	180
Cash paid for income taxes	$ 241	$ 0